Contents of Significant Accounts - Details of Distribution (Detail) - TWD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of equity [Line Items]
Appropriation of earnings, Cash dividends	$ 45,017,096		$ 19,875,842
Cash dividends	$ 3	$ 3.6
Legal Reserve [Member]
Disclosure of equity [Line Items]
Appropriation of earnings	$ 6,255,736	$ 8,905,139
Special Reserve [member]
Disclosure of equity [Line Items]
Appropriation of earnings	(2,734,057)	(2,180,156)
Cash dividends [member]
Disclosure of equity [Line Items]
Appropriation of earnings, Cash dividends	$ 37,587,102	$ 45,017,096